DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS

Major classes of line items constituting net income (loss) from discontinued operations are as follows:

	Twelve Months Ended December 31,
	2025	2024
Revenue - Aircraft usage	$89	$32,546
Revenue - Managed aircraft	—	7,224
Costs of Revenue - Aircraft usage	65	43,488
Cost of Revenue - Managed aircraft	—	6,610
Selling, general and administrative	406	19,035
Other income from discontinued operations	5,530	9,902
Income (loss) from discontinued operations before provision for taxes	5,148	$(19,461)
Benefit for taxes from discontinued operations	829	—
Net income (loss) from discontinued operations, net	$4,319	$(19,461)

Carrying amounts and major classes of assets included as part of discontinued operations are as follows:

	December 31, 2025	December 31, 2024
Accounts receivable, net	$13	$1,027
Prepaid and other assets	254	1,254
Property and equipment, net	—	3
Intangibles, net	—	1,200
Goodwill	—	635
Total assets associated with discontinued operations	$267	$4,119

Carrying amounts and major classes of liabilities included as part of discontinued operations are as follows:

	December 31, 2025	December 31, 2024
Accounts payable and accrued liabilities	$1,307	$6,344
Credit facility and other loans	—	918
Customer deposits and deferred revenue	284	5,156
Deferred income tax liability	—	305
Total liabilities associated with discontinued operations	$1,591	$12,723